Commitments, contingencies and legal proceedings - Contingent commitments (Details) € in Millions, $ in Millions	Dec. 31, 2022 EUR (€)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Contingent liabilities | Commercial Guarantees
Guarantees and other contingent commitments
Guarantees issued by financial institutions	€ 1,238		€ 1,281
Corporate guarantees	504		457
Contingent liabilities | Non-Commercial Guarantees
Guarantees and other contingent commitments
Guarantees issued by financial institutions	538		442
Corporate guarantees	32		35
Customer Finance Commitments | Financing commitments
Guarantees and other contingent commitments
Financing commitments	26		21
Venture Fund Commitments | Financing commitments
Guarantees and other contingent commitments
Financing commitments-related party	€ 433		€ 137
NGP Capital's Fund V | Financing commitments
Guarantees and other contingent commitments
Financing commitments-related party | $		$ 400